ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:
	December 31
(in US$ thousands)	2016	2017
Accounts receivable	$903	$763
Less: Allowance for doubtful accounts	(32)	(12)
	$871	$751

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2015, 2016 and 2017:

(in US$ thousands)	2015	2016	2017
Balance at beginning of year	$56	$29	$32
Additions: Bad debt expense	3	35	127
Less: Write-offs	(28)	(33)	(149)
Translation adjustment	(2)	1	2
Balance at end of year	$29	$32	$12